ALISON RYAN

Assistant Vice President &
Managing Assistant General Counsel II
OGC Retail Legal & Compliance

Alison.Ryan@pacificlife.com
(949) 219-3268

December 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, N.E.

Washington, D.C. 20549-0506

RE: Initial filing on Form N-4, of the Registration Statement for [Pacific Life Variable Annuity] Individual Flexible Premium Deferred Variable Annuity under Separate Account A (811-08946) of Pacific Life Insurance Company

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is the initial filing, on Form N-4, relating to an individual flexible premium deferred variable annuity contract designated as [Pacific Life Variable Annuity] Individual Flexible Premium Deferred Variable Annuity Contract.

No fees are required in connection with this filing.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Sincerely,

/s/ ALISON RYAN

ALISON RYAN